Stockholders' Deficit (Details) - Schedule of warrant activity - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants Number of Shares outstanding at beginning balance	108,922
Warrants Weighted Average Exercise Price outstanding at beginning balance	$ 38.25
Warrants Weighted Average Remaining Contractual Term outstanding at beginning balance	6 years 10 months 6 days
Warrants Warrant Aggregate Intrinsic Value outstanding at beginning	$ 304,799
Granted Number of Shares	246,024
Granted Weighted Average Exercise Price	$ 7.65
Granted Weighted Average Remaining Contractual Term	5 years 2 months 12 days
Granted Aggregate Intrinsic Value		$ 304,799	$ 150,000
Forfeited Number of Shares	(554)
Forfeited Weighted Average Exercise Price
Forfeited Weighted Average Remaining Contractual Term
Forfeited Aggregate Intrinsic Value
Exercised Number of Shares
Exercised Weighted Average Exercise Price
Exercised Weighted Average Remaining Contractual Term
Exercised Aggregate Intrinsic Value
Expired Number of Shares
Expired Weighted Average Exercise Price
Expired Weighted Average Remaining Contractual Term
Expired Aggregate Intrinsic Value
Warrants Number of Shares outstanding at ending balance	354,392	108,922
Warrants Weighted Average Exercise Price outstanding at ending balance	$ 17	$ 38.25
Warrants Weighted Average Remaining Contractual Term outstanding at ending balance	5 years 5 months 12 days
Warrants Warrant Aggregate Intrinsic Value outstanding at ending		$ 304,799
Warrants Number of Shares exercisable at ending	90,719
Warrants Weighted Average Exercise Price exercisable at ending	$ 32.3
Warrants Weighted Average Remaining Contractual Term exercisable at ending	6 years 9 months 29 days
Warrants Warrant Aggregate Intrinsic Value exercisable at ending